UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, Suite 1500

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2013

Date of reporting period: December 31, 2012

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

December 31, 2012 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value
AFFILIATED MUTUAL FUNDS
Causeway Emerging Markets Fund, Institutional Class	609,941	$7,356
Causeway International Value Fund, Institutional Class[1]	1,927,449	25,365

Total Affiliated Mutual Funds
(Cost $31,412) — 99.9%		32,721

SHORT-TERM INVESTMENT
Dreyfus Cash Management, Institutional Class, 0.070%**	1,507	2

Total Short-Term Investment
(Cost $2) — 0.0%		2

Total Investments — 99.9%
(Cost $31,414)‡		32,723

Other Assets in Excess of Liabilities — 0.1%		18

Net Assets — 100.0%		$32,741

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2012.
1	The Fund’s investment in Institutional Class shares of Causeway International Value Fund represents greater than 75% of the Fund’s total investments. Causeway International Value Fund seeks long-term growth of capital and income. Further financial information on Causeway International Value Fund is available on the Securities and Exchange Commission’s website at http://www.sec.gov.
‡	At December 31, 2012, the tax basis cost of the Fund’s investments was $31,414 and the unrealized appreciation was $1,309.

As of December 31, 2012, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-004-0700

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: February 28, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson, Treasurer

Date: February 28, 2013